Note Borrowings (Other short-term borrowings) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Abstract]
Advances with the FHLB paying interest at maturity	$ 0	$ 20,000
Others	1,200	1,200
Total other short-term borrowings	$ 1,200	$ 21,200